BlackRock Healthcare Fund, Inc.

Investor, Institutional and Class R Shares

SUMMARY PROSPECTUS  |  AUGUST 27, 2010

This Summary Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

Class	Ticker Symbol
Investor A Shares	MDHCX
Investor B Shares	MBHCX
Investor C Shares	MCHCX
Institutional Shares	MAHCX
Class R Shares	MRHCX

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus (including amendments and supplements) and other information about the Fund, including the Fund’s statement of additional information and shareholder report, online at http://www.blackrock.com/prospectus. You can also get this information at no cost by calling (800) 441-7762 or by sending an e-mail request to prospectus.request@blackrock.com, or from your financial professional. The Fund’s prospectus and statement of additional information, both dated August 27, 2010, as amended and supplemented from time to time, are incorporated by reference into (legally made a part of) this Summary Prospectus

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Summary Prospectus

Key Facts About BlackRock Healthcare Fund, Inc.

Investment Objective

The investment objective of BlackRock Healthcare Fund, Inc. (“Healthcare Fund” or the “Fund”) is to seek long-term capital appreciation through worldwide investment in equity securities of companies that, in the opinion of Fund management, derive or are expected to derive a substantial portion of their sales from products and services in healthcare.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of Healthcare Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the fund complex advised by BlackRock Advisors, LLC (“BlackRock”). More information about these and other discounts is available from your financial professional and in the “Details About the Share Classes” section on page 16 of the Fund’s prospectus and in the “Purchase of Shares” section on page II-55 of Part II of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Investor A Shares	Investor B Shares	Investor C Shares	Institutional Shares	Class R Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.25%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	None[1]	4.50%[2]	1.00%[3]	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor A Shares	Investor B Shares	Investor C Shares	Institutional Shares	Class R Shares
Management Fee	1.00%	1.00%	1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	None	0.50%
Other Expenses	0.32%	0.46%	0.40%	0.32%	0.65%
Total Annual Fund Operating Expenses	1.57%	2.46%	2.40%	1.32%	2.15%
[1]

A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.

[2]

The CDSC is 4.50% if shares are redeemed in less than one year. The CDSC for Investor B Shares decreases for redemptions made in subsequent years. After six years, there is no CDSC on Investor B Shares. (See the section “Details About the Share Classes — Investor B Shares” for a complete schedule of CDSCs.)

[3]	There is no CDSC on Investor C Shares after one year.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor A Shares	$676	$995	$1,335	$2,294
Investor B Shares	$699	$1,117	$1,511	$2,577
Investor C Shares	$343	$748	$1,280	$2,736
Institutional Shares	$134	$418	$723	$1,590
Class R Shares	$218	$673	$1,154	$2,483

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Investor B Shares	$249	$767	$1,311	$2,577
Investor C Shares	$243	$748	$1,280	$2,736

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 96% of the average value of its portfolio.

Principal Investment Strategies of the Fund

Healthcare Fund seeks to achieve its investment objective by investing in equity securities, primarily common stock, of healthcare companies. Under normal circumstances, the Fund will invest at least 80% of its assets in healthcare companies that it believes have good prospects for earnings growth. These will range from very large corporations to small, “developmental stage” companies. Healthcare companies can include, but are not limited to, businesses involved in the development, production and distribution or delivery of medical and pharmaceutical products and services, companies engaged in biotechnology and medical research and development, companies that may design, manufacture or distribute medical, dental and optical equipment and supplies, including diagnostic equipment, and companies that may also provide diagnostic services or operate health facilities and hospitals or provide related administrative, management and financial support. The Fund may also invest in convertible securities and rights. The Fund may invest without limit in foreign securities and in depositary receipts.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in Healthcare Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the Fund.

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Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

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Depositary Receipts Risk — The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers, and there may not be a correlation between such information and the market value of the depositary receipts. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.

■

Development Stage Company Risk — Some of the companies in which the Fund invests may be in early stages of development. These companies are more likely than developed companies to lose substantial value if they experience problems developing their products or if there are changes in their management.

■	Equity Securities Risk — Stock markets are volatile. The prices of equity securities fluctuate based on changes in a company’s financial condition and overall market and economic conditions.

■	Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

—	The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

—	Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.

—	The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

—	Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

—	Settlement and clearance procedures in certain foreign markets may result in delays in payment for, or delivery of, securities not typically associated with settlement and clearance of U.S. investments.

■

Healthcare-Related Securities Risk — Healthcare companies are strongly affected by worldwide scientific or technological developments. Their products may rapidly become obsolete. Many healthcare companies are also subject to significant government regulation and may be affected by changes in governmental policies.

■

Healthcare Sector (Concentration) Risk — As a sector fund that invests in healthcare companies, the Fund is subject to the risks associated with this sector. This makes the Fund more vulnerable to price changes of healthcare company securities and factors that affect the healthcare sector than a more broadly diversified mutual fund. Healthcare companies are strongly affected by worldwide scientific or technological developments. Their products may rapidly become obsolete. Many healthcare companies are also subject to significant government regulation and may be affected by changes in governmental policies. Because the Fund invests primarily in one sector, there is the risk that the Fund will perform poorly during a downturn in that sector.

■

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

■

Non-Diversification Risk — The Fund is a non-diversified fund. Because the Fund may invest in securities of a smaller number of issuers, it may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely.

■

Rights Risk — The failure to exercise subscription rights to purchase common stock would result in the dilution of the Fund’s interest in the issuing company. The market for such rights is not well developed, and, accordingly, the Fund may not always realize full value on the sale of rights.

■

Small Cap and Emerging Growth Securities Risk — Small cap or emerging growth companies may have limited product lines or markets. They may be less financially secure than larger, more established companies. They may depend on a more limited management group than larger cap companies.

Performance Information

The information below shows you how Healthcare Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The table compares the Fund’s performance to that of the Standard & Poor’s® (“S&P”) 500 Index and the Russell 3000® Health Care Index. The Fund believes the Russell 3000® Health Care Index provides an appropriate performance comparison because it reflects the performance of funds with investment objectives similar to the Fund. As with all such investments, past performance (before and after taxes) is not an indication of future results. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. Updated information on the Fund’s results can be obtained by visiting www.blackrock.com/funds or can be obtained by phone at (800) 882-0052.

Investor A Shares

ANNUAL TOTAL RETURNS

BlackRock Healthcare Fund, Inc.

As of 12/31

During the period shown in the bar chart above, the highest return for a quarter was 17.10% (quarter ended June 30, 2000) and the lowest return for a quarter was –17.14% (quarter ended March 31, 2008). The year-to-date return as of June 30, 2010 was –9.91%.

As of 12/31/09 Average Annual Total Returns	1 Year	5 Years	10 Years
BlackRock Healthcare Fund, Inc. — Investor A
Return Before Taxes	16.57%	3.21%	5.25%
Return After Taxes on Distributions	16.57%	1.87%	4.00%
Return After Taxes on Distributions and Sale of Fund Shares	10.77%	2.44%	4.21%
BlackRock Healthcare Fund, Inc. — Investor B
Return Before Taxes	17.53%	3.22%	5.13%
BlackRock Healthcare Fund, Inc. — Investor C
Return Before Taxes	21.18%	3.50%	4.99%
BlackRock Healthcare Fund, Inc. — Institutional
Return Before Taxes	23.54%	4.59%	6.08%
BlackRock Healthcare Fund, Inc. — Class R
Return Before Taxes	22.53%	3.87%	5.52%
Standard & Poor’s (S&P 500) Index (reflects no deduction for fees, expenses or taxes)	26.46%	0.42%	(0.95)%
Russell 3000® Health Care Index (reflects no deduction for fees, expenses or taxes)	21.40%	2.45%	2.53%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts or through tax-advantaged education savings accounts. After-tax returns are shown for Investor A Shares only, and the after-tax returns for Investor B, Investor C, Institutional and Class R Shares will vary.

Investment Manager

Healthcare Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”). The Fund’s sub-adviser is BlackRock Investment Management, LLC. Where applicable, “BlackRock” refers also to the sub-adviser.

Portfolio Manager

Name	Portfolio Manager of the Fund Since	Title
Robert Hodgson	1997	Director of BlackRock, Inc.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of Healthcare Fund each day the New York Stock Exchange is open. To purchase or sell shares you should contact your financial professional or financial intermediary, or, if you hold your shares through the Fund, you should contact the Fund by phone at (800) 441-7762, by mail (c/o BlackRock Funds, P.O. Box 9819, Providence, Rhode Island 02940-8019) or by the Internet at www.blackrock.com/funds.

The Fund’s initial and subsequent investment minimums generally are as follows, although the Fund may reduce or waive the minimums in some cases:

	Investor A and Investor C Shares	Investor B Shares	Institutional Shares	Class R Shares
Minimum Initial Investment	$1,000 for all accounts except: •$250 for certain fee-based programs. •$100 for retirement plans. •$50, if establishing Automatic Investment Plan (“AIP”).	Available only through exchanges and dividend reinvestments by current holders and for purchase by certain qualified employee benefit plans.	$2 million for institutions and individuals. Institutional Shares are available to clients of registered investment advisers who have $250,000 invested in the Fund.	$100 for all accounts
Minimum Additional Investment	$50 for all accounts except certain retirement plans and payroll deduction programs may have a lower minimum.	N/A	No subsequent minimum.	No subsequent minimum.

Tax Information

Healthcare Fund’s dividends and distributions may be subject to Federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to Federal income tax upon withdrawal from such tax deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of Healthcare Fund through a broker-dealer or your financial intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information.

* * *

The Fund’s prospectus and statement of additional information, both dated August 27, 2010, are incorporated by reference into this Summary Prospectus.

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INVESTMENT COMPANY ACT FILE # 811-03595 © BlackRock Advisors, LLC
BR HealthCare Fund, Inc. — Investor Shares SPRO-HC-0810